Cash flow statement - Schedule of Cash Outflow from Acquisitions of Subsidiaries and Businesses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve [Line Items]
Cash and cash equivalents	£ 40,599	£ 49,712	£ 66,538	£ 75,201
Other assets	13,785	13,065
Deferred tax	(146)	(125)
Other liabilities	(5,772)	(7,211)
Less cash and cash equivalents acquired	9,113	16,826	8,663
Net cash outflow arising from acquisitions of subsidiaries and businesses	0	0	293
Total for all business combinations
OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve [Line Items]
Cash and cash equivalents	0	0	38
Intangible assets	0	0	182
Other assets	0	0	672
Deferred tax	0	0	(58)
Other liabilities	0	0	(646)
Goodwill arising on acquisition	0	0	143
Cash consideration	0	0	331
Less cash and cash equivalents acquired	0	0	(38)
Net cash outflow arising from acquisitions of subsidiaries and businesses	£ 0	£ 0	£ 293